Calvert
Ultra-Short Duration Income Fund
December 31, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 18.9%

Security	Principal Amount (000's omitted)	Value
Amur Equipment Finance Receivables IX, LLC, Series 2021-1A, Class A2, 0.75%, 11/20/26(1)	$536	$ 529,946
Amur Equipment Finance Receivables XII, LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	7,193	7,254,944
Avant Loans Funding Trust:
Series 2021-REV1, Class A, 1.21%, 7/15/30(1)	555	550,535
Series 2021-REV1, Class B, 1.64%, 7/15/30(1)	4,310	4,210,692
Bank of America Auto Trust, Series 2023-2A, Class A2, 5.85%, 8/17/26(1)	1,550	1,559,429
BHG Securitization Trust:
Series 2021-B, Class A, 0.90%, 10/17/34(1)	2,236	2,166,112
Series 2022-B, Class A, 3.75%, 6/18/35(1)	374	371,855
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%, 1/15/26	760	758,283
CarNow Auto Receivables Trust, Series 2023-2A, Class A, 7.38%, 1/15/26(1)	4,628	4,633,356
Chesapeake Funding II, LLC, Series 2020-1A, Class A2, 6.103%, (30-day average SOFR + 0.764%), 8/15/32(1)(2)	106	106,141
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	3,430	3,001,435
Conn's Receivables Funding, LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)	2,947	2,933,078
Series 2023-A, Class A, 8.01%, 1/17/28(1)	8,104	8,121,436
Dell Equipment Finance Trust:
Series 2023-2, Class A2, 5.84%, 1/22/29(1)	1,800	1,804,785
Series 2023-3, Class A2, 6.10%, 4/23/29(1)	3,413	3,435,490
Donlen Fleet Lease Funding 2, LLC, Series 2021-2, Class A1, 5.802%, (1 mo. SOFR + 0.444%), 12/11/34(1)(2)	583	582,680
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	4,725	4,634,095
FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	4,791	4,854,732
Ford Credit Auto Lease Trust, Series 2023-A, Class A2A, 5.19%, 6/15/25	429	428,624
Ford Credit Auto Owner Trust:
Series 2022-C, Class A2A, 4.52%, 4/15/25	450	449,614
Series 2023-B, Class A2A, 5.57%, 6/15/26	650	650,732
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	2,189	2,208,771
GM Financial Automobile Leasing Trust, Series 2023-2, Class A2A, 5.44%, 10/20/25	1,061	1,060,245
GM Financial Consumer Automobile Receivables Trust:
Series 2023-2, Class A2A, 5.10%, 5/18/26	757	755,433
Series 2023-3, Class A2A, 5.74%, 9/16/26	3,926	3,934,011
Series 2023-4, Class A2A, 5.89%, 11/16/26	5,850	5,882,892
Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.74%, 2/25/39(1)	540	511,884
Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A2A, 5.47%, 9/15/25(1)	1,834	1,832,555
Security	Principal Amount (000's omitted)	Value
JPMorgan Chase Bank, NA:
Series 2020-2, Class F, 5.763%, 2/25/28(1)	$1,250	$ 1,247,627
Series 2021-3, Class B, 0.76%, 2/26/29(1)	643	620,568
Series 2021-3, Class C, 0.86%, 2/26/29(1)	718	693,522
Series 2021-3, Class D, 1.009%, 2/26/29(1)	287	276,634
LAD Auto Receivables Trust:
Series 2022-1A, Class A, 5.21%, 6/15/27(1)	6,025	5,995,981
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	2,960	2,956,459
Series 2023-2A, Class A2, 5.93%, 6/15/27(1)	3,343	3,346,056
Series 2023-3A, Class A2, 6.09%, 6/15/26(1)	4,232	4,236,936
Lendingpoint Asset Securitization Trust, Series 2022-C, Class A, 6.56%, 2/15/30(1)	2,986	2,984,938
LL ABS Trust:
Series 2021-1A, Class A, 1.07%, 5/15/29(1)	109	108,095
Series 2022-1A, Class A, 3.76%, 11/15/29(1)	1,761	1,751,294
Series 2022-1A, Class B, 5.05%, 11/15/29(1)	1,664	1,642,358
Marlette Funding Trust:
Series 2019-4A, Class C, 3.76%, 12/17/29(1)	374	372,359
Series 2020-1A, Class D, 3.54%, 3/15/30(1)	1,917	1,899,119
Series 2023-1A, Class A, 6.07%, 4/15/33(1)	4,701	4,697,982
Series 2023-2A, Class A, 6.04%, 6/15/33(1)	3,623	3,618,824
Series 2023-3A, Class A, 6.49%, 9/15/33(1)	9,403	9,415,343
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	123	115,519
New Residential Mortgage, LLC, Series 2020-FNT2, Class A, 5.437%, 7/25/25(1)	4,297	4,201,593
Newtek Small Business Loan Trust, Series 2023-1, Class A, 8.00%, (USD Prime - 0.50%), 7/25/50(1)(2)	3,116	3,107,014
Octane Receivables Trust:
Series 2021-2A, Class A, 1.21%, 9/20/28(1)	766	746,242
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	1,030	1,032,254
Oportun Funding XIV, LLC, Series 2021-A, Class D, 5.40%, 3/8/28(1)	3,057	2,856,155
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	962	958,194
Oportun Issuance Trust:
Series 2022-3, Class A, 7.451%, 1/8/30(1)	1,386	1,386,938
Series 2022-3, Class B, 8.533%, 1/8/30(1)	4,150	4,175,579
Oscar U.S. Funding XIV, LLC, Series 2022-1A, Class A3, 2.30%, 4/10/26(1)	1,765	1,726,768
Oscar U.S. Funding XV, LLC, Series 2023-1A, Class A2, 6.07%, 9/10/26(1)	9,850	9,878,316
Pagaya AI Debt Selection Trust:
Series 2020-3, Class C, 6.43%, 5/17/27(1)	649	647,984
Series 2021-2, 3.00%, 1/25/29(1)	783	762,002
Series 2021-5, Class A, 1.53%, 8/15/29(1)	287	285,432
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	811	787,139
Prodigy Finance CM DAC, Series 2021-1A, Class A, 6.72%, (1 mo. SOFR + 1.364%), 7/25/51(1)(2)	1,401	1,390,748
Prosper Marketplace Issuance Trust, Series 2023-1A, Class A, 7.06%, 7/16/29(1)	4,528	4,549,638
Reach ABS Trust, Series 2023-1A, Class A, 7.05%, 2/18/31(1)	1,465	1,469,300

Calvert
Ultra-Short Duration Income Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
SoFi Consumer Loan Program Trust:
Series 2022-1S, Class A, 6.21%, 4/15/31(1)	$1,323	$ 1,323,624
Series 2023-1S, Class A, 5.81%, 5/15/31(1)	1,810	1,807,802
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	1,735	1,601,589
Stack Infrastructure Issuer, LLC:
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	4,355	4,229,208
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	952	882,082
Theorem Funding Trust:
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	3,532	3,557,459
Series 2023-1A, Class A, 7.58%, 4/15/29(1)	3,082	3,118,161
Upstart Pass-Through Trust, Series 2020-ST2, Class A, 3.50%, 3/20/28(1)	1,262	1,250,404
Upstart Securitization Trust:
Series 2020-1, Class C, 4.899%, 4/22/30(1)	408	405,779
Series 2021-4, Class A, 0.84%, 9/20/31(1)	147	146,846
Series 2021-5, Class A, 1.31%, 11/20/31(1)	124	123,388
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	9,716	9,538,086
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	4,955	4,315,246
Total Asset-Backed Securities (identified cost $188,200,999)		$187,464,369

Collateralized Mortgage Obligations — 1.8%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd., Series 2021-3A, Class M1A, 6.337%, (30-day average SOFR + 1.00%), 9/25/31(1)(2)	$1,165	$ 1,167,039
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA4, Class M2, 7.402%, (30-day average SOFR + 2.064%), 10/25/49(1)(2)	15	14,619
Series 2021-DNA3, Class M1, 6.087%, (30-day average SOFR + 0.75%), 10/25/33(1)(2)	264	264,893
Series 2022-DNA2, Class M1A, 6.637%, (30-day average SOFR + 1.30%), 2/25/42(1)(2)	3,238	3,247,185
Series 2022-HQA1, Class M1A, 7.437%, (30-day average SOFR + 2.10%), 3/25/42(1)(2)	1,447	1,462,693
Federal National Mortgage Association, Series 2006-46, Class FG, 5.702%, (30-day average SOFR + 0.364%), 6/25/36(2)	850	839,184
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 2M2, 8.352%, (30-day average SOFR + 3.014%), 7/25/24(2)	15	15,640
Series 2019-R06, Class 2B1, 9.202%, (30-day average SOFR + 3.864%), 9/25/39(1)(2)	1,542	1,593,208
Government National Mortgage Association, Series 2011-44, Class KF, 5.872%, (1 mo. SOFR + 0.514%), 3/20/41(2)	1,116	1,099,124
Security	Principal Amount (000's omitted)	Value
JPMorgan Mortgage Trust:
Series 2023-HE2, Class A1, 7.038%, (30-day average SOFR + 1.70%), 3/25/54(1)(2)	$2,367	$ 2,382,004
Series 2023-HE3, Class A1, 6.937%, (30-day average SOFR + 1.60%), 5/25/54(1)(2)	3,925	3,954,437
RESIMAC Bastille Trust, Series 2021-2NCA, Class A1B, 6.148%, (SOFR + 0.74%), 2/3/53(1)(2)	1,766	1,759,998
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 6.524%, (1 mo. SOFR + 1.164%), 2/7/52(1)(2)	384	384,557
Total Collateralized Mortgage Obligations (identified cost $18,051,670)		$ 18,184,581

Commercial Mortgage-Backed Securities — 6.8%

Security	Principal Amount (000's omitted)	Value
BPR Trust, Series 2022-SSP, Class A, 8.362%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	$3,000	$ 3,011,249
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 6.396%, (1 mo. SOFR + 1.034%), 10/15/36(1)(2)	6,358	6,343,497
Series 2021-VOLT, Class B, 6.426%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	4,129	4,025,724
Series 2021-VOLT, Class C, 6.576%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	1,907	1,840,946
Series 2021-VOLT, Class D, 7.126%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	1,427	1,374,579
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 6.729%, (1 mo. SOFR + 1.117%), 12/15/37(1)(2)	2,650	2,637,891
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.556%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	7,084	7,023,777
Series 2021-ESH, Class B, 6.857%, (1 mo. SOFR + 1.494%), 7/15/38(1)(2)	2,990	2,946,553
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.559%, (1 mo. SOFR + 1.197%), 5/15/38(1)(2)	7,467	7,417,580
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class B, 6.527%, (1 mo. SOFR + 1.164%), 4/15/38(1)(2)	900	891,144
Med Trust, Series 2021-MDLN, Class B, 6.927%, (1 mo. SOFR + 1.564%), 11/15/38(1)(2)	5,041	4,956,418
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 6.277%, (1 mo. SOFR + 0.915%), 4/15/38(1)(2)	8,261	8,195,271
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.335%, (1 mo. SOFR + 1.992%), 5/15/36(1)(2)(3)	4,866	4,765,759
ORL Trust, Series 2023-GLKS, Class A, 7.712%, (1 mo. SOFR + 2.35%), 10/19/36(1)(2)	1,767	1,773,074
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 7.548%, (1 mo. SOFR + 2.186%), 5/15/37(1)(2)	1,000	993,753

Calvert
Ultra-Short Duration Income Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
VMC Finance, LLC, Series 2021-HT1, Class A, 7.123%, (1 mo. SOFR + 1.764%), 1/18/37(1)(2)	$9,362	$ 9,194,007
Total Commercial Mortgage-Backed Securities (identified cost $67,682,889)		$ 67,391,222

Corporate Bonds — 51.1%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.1%
Celanese U.S. Holdings, LLC, 5.90%, 7/5/24	$1,237	$ 1,237,384
		$ 1,237,384
Communications — 1.8%
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	$4,010	$ 3,876,846
Sprint, LLC, 7.125%, 6/15/24	11,649	11,707,385
Verizon Communications, Inc., 5.93%, (SOFR + 0.50%), 3/22/24(2)	2,550	2,551,179
		$ 18,135,410
Consumer, Cyclical — 7.4%
Brunswick Corp., 0.85%, 8/18/24	$3,575	$3,460,771
Daimler Truck Finance North America, LLC, 6.361%, (SOFR + 1.00%), 4/5/24(1)(2)	3,662	3,665,879
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25(1)	8,792	8,661,853
Ford Motor Credit Co., LLC, 5.125%, 6/16/25	9,590	9,473,618
General Motors Financial Co., Inc.:
5.988%, (SOFR + 0.62%), 10/15/24(2)	11,698	11,679,348
6.661%, (SOFR + 1.30%), 4/7/25(2)	1,908	1,911,349
Hyatt Hotels Corp., 1.80%, 10/1/24	7,600	7,377,482
Hyundai Capital America, 5.80%, 6/26/25(1)	5,344	5,374,509
Marriott International, Inc., 3.60%, 4/15/24	7,000	6,965,998
Nordstrom, Inc., 2.30%, 4/8/24(4)	1,572	1,556,013
Tapestry, Inc.:
7.00%, 11/27/26	1,825	1,892,725
7.05%, 11/27/25	3,025	3,093,452
WarnerMedia Holdings, Inc., 6.412%, 3/15/26	8,659	8,665,389
		$73,778,386
Consumer, Non-cyclical — 3.0%
Baxter International, Inc., 5.853%, (SOFR + 0.44%), 11/29/24(2)	$3,000	$2,993,185
Becton Dickinson and Co., 3.363%, 6/6/24	5,000	4,952,902
Centene Corp., 4.25%, 12/15/27	3,500	3,375,096
JDE Peet's NV, 0.80%, 9/24/24(1)	8,519	8,196,440
Revvity, Inc., 0.85%, 9/15/24	6,017	5,810,958
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	4,200	4,051,320
		$29,379,901
Security	Principal Amount (000’s omitted)	Value
Financial — 32.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/24	$3,000	$ 2,898,409
Affiliated Managers Group, Inc., 4.25%, 2/15/24	11,712	11,685,098
Ally Financial, Inc., 5.125%, 9/30/24(4)	10,000	9,925,120
Assurant, Inc., 6.10%, 2/27/26	1,225	1,245,491
Aviation Capital Group, LLC:
4.375%, 1/30/24(1)	5,000	4,992,224
5.50%, 12/15/24(1)	4,670	4,647,290
Banco Santander S.A.:
3.892%, 5/24/24	6,600	6,555,449
5.147%, 8/18/25	3,000	2,983,753
Bank of America Corp.:
1.843% to 2/4/24, 2/4/25(5)	14,200	14,145,752
3.841% to 4/25/24, 4/25/25(5)	9,835	9,773,396
6.07%, (SOFR + 0.69%), 4/22/25(2)	3,000	3,000,075
Bank of Ireland Group PLC, 2.029% to 9/30/26, 9/30/27(1)(5)	8,000	7,304,749
Bank of Montreal:
Series E, 3.30%, 2/5/24	2,500	2,493,127
6.127%, (SOFR + 0.71%), 3/8/24(2)	4,000	4,002,446
Bank of Nova Scotia (The), 5.813%, (SOFR + 0.445%), 4/15/24(2)	5,000	5,000,705
BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	1,718	1,622,544
Boston Properties, L.P., 3.80%, 2/1/24	1,300	1,297,624
BPCE S.A., 5.938%, (SOFR + 0.57%), 1/14/25(1)(2)	4,000	3,991,359
Brookfield Finance, Inc., 4.00%, 4/1/24	4,800	4,778,557
Capital One Financial Corp., 4.166% to 5/9/24, 5/9/25(5)	6,940	6,889,220
Charles Schwab Corp. (The), 5.924%, (SOFR + 0.50%), 3/18/24(2)	10,622	10,620,229
Citigroup, Inc.:
6.058%, (SOFR + 0.669%), 5/1/25(2)	4,618	4,607,161
6.075%, (SOFR + 0.694%), 1/25/26(2)	2,778	2,762,279
Credit Suisse AG:
3.625%, 9/9/24	10,000	9,863,097
4.75%, 8/9/24	6,665	6,626,556
Discover Bank, 2.45%, 9/12/24	10,000	9,767,659
EPR Properties, 4.50%, 4/1/25	5,000	4,908,590
Fifth Third Bancorp, 3.65%, 1/25/24	3,260	3,254,780
Fifth Third Bank, NA, 5.852% to 10/27/24, 10/27/25(5)	3,000	2,993,140
GA Global Funding Trust:
5.922%, (SOFR + 0.50%), 9/13/24(1)(2)	5,000	4,967,283
6.727%, (SOFR + 1.36%), 4/11/25(1)(2)	5,000	4,992,406
Goldman Sachs Group, Inc. (The):
5.865%, (SOFR + 0.49%), 10/21/24(2)	10,552	10,537,743
6.813%, (SOFR + 1.39%), 3/15/24(2)	10,200	10,216,728
HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(1)(4)	3,000	2,994,660
HSBC Holdings PLC, 0.976% to 5/24/24, 5/24/25(5)	9,530	9,338,955
Intesa Sanpaolo SpA, 5.25%, 1/12/24	11,600	11,597,487

Calvert
Ultra-Short Duration Income Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
JPMorgan Chase & Co.:
3.845% to 6/14/24, 6/14/25(5)	$20,650	$ 20,488,812
5.546% to 12/15/24, 12/15/25(5)	8,000	8,008,050
KeyBank, NA, 5.742%, (SOFR + 0.32%), 6/14/24(2)	4,750	4,697,622
KeyCorp, 3.878% to 5/23/24, 5/23/25(5)	2,000	1,955,710
Lloyds Banking Group PLC, 4.50%, 11/4/24	3,581	3,540,025
Marsh & McLennan Cos., Inc., 3.875%, 3/15/24	2,500	2,490,042
Nationwide Building Society, 0.55%, 1/22/24(1)	7,000	6,981,977
PNC Financial Services Group, Inc. (The), 3.90%, 4/29/24	3,300	3,281,579
Radian Group, Inc.:
4.50%, 10/1/24	2,000	1,975,930
6.625%, 3/15/25(4)	4,100	4,119,496
Societe Generale S.A., 3.875%, 3/28/24(1)	5,000	4,976,897
Standard Chartered PLC, 6.337%, (SOFR + 0.93%), 11/23/25(1)(2)	4,000	3,980,502
Stifel Financial Corp., 4.25%, 7/18/24	7,589	7,515,924
Synchrony Bank, 5.40%, 8/22/25	3,975	3,917,552
Synchrony Financial:
4.25%, 8/15/24	3,000	2,968,317
4.875%, 6/13/25	3,574	3,515,949
Toronto-Dominion Bank (The):
3.25%, 3/11/24	3,700	3,684,074
5.532%, 7/17/26	3,172	3,233,792
Truist Bank, 3.20%, 4/1/24	2,325	2,310,106
Truist Financial Corp., 5.818%, (SOFR + 0.40%), 6/9/25(2)	9,440	9,301,469
Wells Fargo & Co., 2.406% to 10/30/24, 10/30/25(5)	3,400	3,308,258
		$325,533,224
Industrial — 1.9%
Parker-Hannifin Corp., 3.65%, 6/15/24	$3,300	$3,269,381
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	7,035	6,988,284
TD SYNNEX Corp., 1.25%, 8/9/24	5,178	5,048,194
Teledyne Technologics, Inc., 0.95%, 4/1/24	3,300	3,262,724
		$18,568,583
Technology — 2.6%
Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.625%, 1/15/24	$5,570	$5,564,993
Concentrix Corp., 6.65%, 8/2/26	4,775	4,897,112
Fidelity National Information Services, Inc., 0.60%, 3/1/24	5,625	5,576,273
Hewlett Packard Enterprise Co., 5.90%, 10/1/24	3,545	3,554,922
Kyndryl Holdings, Inc., 2.05%, 10/15/26	1,703	1,551,071
NXP B.V./NXP Funding, LLC, 4.875%, 3/1/24	4,566	4,557,687
Take-Two Interactive Software, Inc., 3.30%, 3/28/24(4)	269	267,350
		$25,969,408
Utilities — 1.5%
CMS Energy Corp., 3.875%, 3/1/24	$5,000	$4,983,569
Eversource Energy, 4.20%, 6/27/24	3,500	3,474,300
Security	Principal Amount (000’s omitted)	Value
Utilities (continued)
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	$2,998	$ 3,026,571
NextEra Energy Operating Partners, L.P., 4.25%, 7/15/24(1)	3,229	3,194,471
		$ 14,678,911
Total Corporate Bonds (identified cost $507,350,573)		$ 507,281,207

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(6)(7)	$1,000	$ 997,720
Total High Social Impact Investments (identified cost $1,000,000)		$ 997,720

Short-Term Investments — 22.4%
Affiliated Fund — 4.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(8)	45,601,670	$ 45,601,670
Total Affiliated Fund (identified cost $45,601,670)		$ 45,601,670
Commercial Paper — 7.3%
Security	Principal Amount (000's omitted)	Value
Brookfield BRP Holdings Canada, Inc., 6.07%, 1/8/24(9)(10)	$12,340	$ 12,321,329
General Motors Financial Co., Inc., 6.002%, 3/18/24(1)(9)(10)	10,000	9,872,407
Harley-Davidson Financial Services, Inc.:
6.192%, 1/22/24(1)(9)(10)	4,750	4,731,949
6.327%, 3/27/24(1)(9)(10)	5,425	5,344,422
Jabil, Inc., 6.235%, 1/2/24(1)(9)(10)	6,925	6,920,329
NextEra Energy Capital Holdings, Inc.:
5.862%, 2/2/24(1)(9)(10)	10,000	9,945,539
5.921%, 2/12/24(1)(9)(10)	7,000	6,950,869
Nutrien, Ltd., 5.878%, 1/5/24(1)(9)(10)	1,025	1,023,911
Rogers Communications, Inc.:
5.958%, 1/11/24(1)(9)(10)	6,000	5,988,150
5.986%, 1/11/24(1)(9)(10)	9,300	9,281,632
Total Commercial Paper (identified cost $72,405,624)		$72,380,537

Calvert
Ultra-Short Duration Income Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(11)	6,318,120	$ 6,318,120
Total Securities Lending Collateral (identified cost $6,318,120)		$ 6,318,120
U.S. Treasury Obligations — 9.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/16/24	$50,260	$ 49,297,270
0.00%, 6/13/24(4)	50,466	49,312,966
Total U.S. Treasury Obligations (identified cost $98,567,204)		$ 98,610,236
Total Short-Term Investments (identified cost $222,892,618)		$ 222,910,563
Total Investments — 101.1% (identified cost $1,005,178,749)		$1,004,229,662
Other Assets, Less Liabilities — (1.1)%		$ (11,383,970)
Net Assets — 100.0%		$ 992,845,692

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $408,635,771 or 41.2% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2023.
(3)	Represents an investment in an issuer that may be deemed to be an affiliate.
(4)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $6,187,720 and the total market value of the collateral received by the Fund was $6,318,120, comprised of cash.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	May be deemed to be an affiliated company.
(7)	Restricted security. Total market value of restricted securities amounts to $997,720, which represents 0.1% of the net assets of the Fund as of December 31, 2023.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(9)	Security exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At December 31, 2023, the aggregate value of these securities is $72,380,537 representing 7.3% of the Fund’s net assets.
(10)	Rate shown is the discount rate at date of purchase.
(11)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	(2)	Short	3/28/24	$(411,828)	$(4,550)
U.S. 5-Year Treasury Note	(67)	Short	3/28/24	(7,287,820)	(181,225)
					$(185,775)

Calvert
Ultra-Short Duration Income Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$1,000,000

Abbreviations:
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
USD	– United States Dollar
At December 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. During the fiscal year to date ended December 31, 2023, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At December 31, 2023, the value of the Fund’s investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $51,365,149, which represents 5.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.335%, (1 mo. SOFR + 1.992%), 5/15/36	$ 4,863,496	$ —	$ (181,556)	$ —	$83,791	$ 4,765,759	$ 91,521	$ 4,865,688
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	986,290	—	(1,000,000)	—	13,710	—	3,083	—
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	—	1,000,000	—	—	(2,280)	997,720	2,222	1,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	30,103,914	190,037,615	(174,539,859)	—	—	45,601,670	347,174	45,601,670
Total				$ —	$95,221	$51,365,149	$444,000

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Ultra-Short Duration Income Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$187,464,369	$ —	$187,464,369
Collateralized Mortgage Obligations	—	18,184,581	—	18,184,581
Commercial Mortgage-Backed Securities	—	67,391,222	—	67,391,222
Corporate Bonds	—	507,281,207	—	507,281,207
High Social Impact Investments	—	997,720	—	997,720
Short-Term Investments:
Affiliated Fund	45,601,670	—	—	45,601,670
Commercial Paper	—	72,380,537	—	72,380,537
Securities Lending Collateral	6,318,120	—	—	6,318,120
U.S. Treasury Obligations	—	98,610,236	—	98,610,236
Total Investments	$51,919,790	$952,309,872	$ —	$1,004,229,662
Liability Description
Futures Contracts	$(185,775)	$ —	$ —	$(185,775)
Total	$(185,775)	$ —	$ —	$(185,775)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.